Document and Entity Information	Nov. 30, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001000623
Document Type	8-K/A
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	MATIV HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-13948
Entity Tax Identification Number	62-1612879
Entity Address, Address Line One	100 Kimball Place
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	1-800
Local Phone Number	514-0186
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	MATV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	The pro forma financial information included in this amended Report on Form 8-K/A has been presented for informational purposes, is based on various adjustments and assumptions and is not necessarily indicative of what the Company’s consolidated statement of operations or consolidated statement of financial condition actually would have been had the acquisition and other adjustments been completed as of the dates indicated or will be for any future periods.